Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100
					Investment Based on:
			Average
			Summary	Average				Diluted
	Summary		Compensation	Compensation		Peer Group		Earnings
	Compensation	Compensation	Table Total	Actually Paid	Total	Total	Net Income	Per
	Table Total for	Actually Paid	for Non-PEO	to Non-PEO	Shareholder	Shareholder	(in thousands)	Common
	PEO(1)	to PEO(2)	NEOs(3)	NEOs(4)	Return(5)	Return(6)	(7)	Share(8)
2025	$690,774	$791,200	$499,822	$599,941	246.84	186.37	$58,578	5.18
2024	653,666	784,965	445,241	434,562	199.53	152.45	50,182	4.42
2023	661,141	572,862	488,862	424,478	167.21	116.10	39,237	3.85
2022	651,898	648,187	388,627	386,517	193.14	143.56	47,169	5.21
2021	595,934	830,649	353,265	474,380	188.77	162.61	47,180	5.22
(1)	Represents the total compensation of our principal executive officer (“PEO”), Greg A. Steffens, as reported in the Summary Compensation Table (“SCT”) for each year indicated. Refer to the “Summary Compensation Table” above. Mr. Steffens served as our PEO during those years.
(2)	Represents the amount of “compensation actually paid” to Mr. Steffens, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Steffens during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Steffens’ total compensation for each year to determine the compensation actually paid:

	2025	2024	2023	2022	2021
Total compensation as reported in SCT	$690,774	$653,666	$661,141	$651,898	$595,934

Fair value of equity awards granted during covered fiscal year	(78,353)	(70,590)	(77,555)	(84,006)	(87,872)
Fair value of equity awards granted in covered fiscal year and that were unvested at end of such covered fiscal year - valued at year-end	72,514	81,533	56,588	68,008	138,552
Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	79,650	94,606	(44,694)	8,761	133,187
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	26,615	25,750	(22,618)	3,526	50,818
Total compensation actually paid to PEO	$791,200	$784,965	$572,862	$648,187	$830,649
(3)	Represents the average of the total compensation of each of our non-PEO NEOs as reported in the SCT for each year indicated. The non-PEO NEOs included in this calculation for 2025 are Messrs. Funke, Cox, Windes and Chkautovich, and for years 2024, 2023, 2022, and 2021 are Messrs. Funke, Cox, Hecker, and Windes.
(4)	Represents the average of the total compensation actually paid to our named non-PEO NEOs as reported in the SCT, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to the non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid:

Reconciliation of Non-PEO NEOs SCT Total and Compensation Actually Paid

	2025	2024	2023	2022	2021
Total compensation as reported in SCT	$499,822	$445,241	$488,862	$388,627	$353,265

Fair value of equity awards granted during covered fiscal year	(87,400)	(113,666)	(111,725)	(46,098)	(48,516)
Fair value of equity awards granted in covered fiscal year and that were unvested at end of such covered fiscal year - valued at year-end	79,835	86,734	84,409	37,184	77,736
Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	89,436	10,932	(24,802)	4,922	67,595
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	18,248	5,320	(12,266)	1,882	24,300
Total average compensation actually paid to non-PEO NEOs	$599,941	$434,562	$424,478	$386,517	$474,380
(5)	Represents the cumulative four-year total return to shareholders of our common stock and assumes that the value of the investment was $100 on June 30, 2020 and that the subsequent dividends were reinvested. The stock price performance included in this column is not necessarily indicative of future stock price performance.
(6)	Represents a cumulative four-year total return to shareholders of a peer group calculated using the same method described in footnote (5). For all years listed, the peer group used is the S&P U.S. BMI Banks Midwest Region Index.
(7)	Represents our reported net income reflected in the Company’s audited financial statements for each year indicated.
(8)	Represents our diluted earnings per common share, for each year indicated, which we believe represents the most important financial performance measure that was used to link compensation actually paid to our PEO and non-PEO NEOs for the most recent fiscal year to Company performance.

Company Selected Measure Name	diluted earnings per common share
Named Executive Officers, Footnote
(1)	Represents the total compensation of our principal executive officer (“PEO”), Greg A. Steffens, as reported in the Summary Compensation Table (“SCT”) for each year indicated. Refer to the “Summary Compensation Table” above. Mr. Steffens served as our PEO during those years.
(3)	Represents the average of the total compensation of each of our non-PEO NEOs as reported in the SCT for each year indicated. The non-PEO NEOs included in this calculation for 2025 are Messrs. Funke, Cox, Windes and Chkautovich, and for years 2024, 2023, 2022, and 2021 are Messrs. Funke, Cox, Hecker, and Windes.

Peer Group Issuers, Footnote
(6)	Represents a cumulative four-year total return to shareholders of a peer group calculated using the same method described in footnote (5). For all years listed, the peer group used is the S&P U.S. BMI Banks Midwest Region Index.

PEO Total Compensation Amount	$ 690,774	$ 653,666	$ 661,141	$ 651,898	$ 595,934
PEO Actually Paid Compensation Amount	$ 791,200	784,965	572,862	648,187	830,649
Adjustment To PEO Compensation, Footnote
(2)	Represents the amount of “compensation actually paid” to Mr. Steffens, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Steffens during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Steffens’ total compensation for each year to determine the compensation actually paid:

	2025	2024	2023	2022	2021
Total compensation as reported in SCT	$690,774	$653,666	$661,141	$651,898	$595,934

Fair value of equity awards granted during covered fiscal year	(78,353)	(70,590)	(77,555)	(84,006)	(87,872)
Fair value of equity awards granted in covered fiscal year and that were unvested at end of such covered fiscal year - valued at year-end	72,514	81,533	56,588	68,008	138,552
Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	79,650	94,606	(44,694)	8,761	133,187
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	26,615	25,750	(22,618)	3,526	50,818
Total compensation actually paid to PEO	$791,200	$784,965	$572,862	$648,187	$830,649

Non-PEO NEO Average Total Compensation Amount	$ 499,822	445,241	488,862	388,627	353,265
Non-PEO NEO Average Compensation Actually Paid Amount	$ 599,941	434,562	424,478	386,517	474,380
Adjustment to Non-PEO NEO Compensation Footnote
(4)	Represents the average of the total compensation actually paid to our named non-PEO NEOs as reported in the SCT, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to the non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid:

Reconciliation of Non-PEO NEOs SCT Total and Compensation Actually Paid

	2025	2024	2023	2022	2021
Total compensation as reported in SCT	$499,822	$445,241	$488,862	$388,627	$353,265

Fair value of equity awards granted during covered fiscal year	(87,400)	(113,666)	(111,725)	(46,098)	(48,516)
Fair value of equity awards granted in covered fiscal year and that were unvested at end of such covered fiscal year - valued at year-end	79,835	86,734	84,409	37,184	77,736
Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	89,436	10,932	(24,802)	4,922	67,595
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	18,248	5,320	(12,266)	1,882	24,300
Total average compensation actually paid to non-PEO NEOs	$599,941	$434,562	$424,478	$386,517	$474,380

Compensation Actually Paid vs. Total Shareholder Return

The following graphs show the relationship between the compensation actually paid to our PEO and the average of the compensation actually paid to our other NEOs to our total shareholder return, net income and diluted earnings per common share and the relationship between our cumulative total shareholder return and the cumulative total shareholder return of the peer group, each over the five most recently completed fiscal years as reported in the table above:

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Financial Performance Measures Used to Link Executive Compensation to Company Performance

The following list presents the most important financial measures, as determined by the Compensation Committee, used by the Company to link compensation actually paid to our NEOs, for fiscal year 2025, to the Company’s performance:

●	Diluted earnings per common share
●	Tangible return on average tangible common equity
●	Return on average assets
●	Net interest margin
●	Non-performing asset ratio

Total Shareholder Return Amount	$ 246.84	199.53	167.21	193.14	188.77
Peer Group Total Shareholder Return Amount	186.37	152.45	116.1	143.56	162.61
Net Income (Loss)	$ 58,578,000	$ 50,182,000	$ 39,237,000	$ 47,169,000	$ 47,180,000
Company Selected Measure Amount | $ / shares	5.18	4.42	3.85	5.21	5.22
PEO Name	Greg A. Steffens
Measure:: 1
Pay vs Performance Disclosure
Name	Diluted earnings per common share
Non-GAAP Measure Description
(8)	Represents our diluted earnings per common share, for each year indicated, which we believe represents the most important financial performance measure that was used to link compensation actually paid to our PEO and non-PEO NEOs for the most recent fiscal year to Company performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Tangible return on average tangible common equity
Measure:: 3
Pay vs Performance Disclosure
Name	Return on average assets
Measure:: 4
Pay vs Performance Disclosure
Name	Net interest margin
Measure:: 5
Pay vs Performance Disclosure
Name	Non-performing asset ratio
PEO | Fair value of equity awards granted in covered fiscal year and that were unvested at end of such covered fiscal year - valued at year-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 72,514	$ 81,533	$ 56,588	$ 68,008	$ 138,552
PEO | Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	79,650	94,606	(44,694)	8,761	133,187
PEO | Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,615	25,750	(22,618)	3,526	50,818
PEO | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(78,353)	(70,590)	(77,555)	(84,006)	(87,872)
Non-PEO NEO | Fair value of equity awards granted in covered fiscal year and that were unvested at end of such covered fiscal year - valued at year-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	79,835	86,734	84,409	37,184	77,736
Non-PEO NEO | Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	89,436	10,932	(24,802)	4,922	67,595
Non-PEO NEO | Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,248	5,320	(12,266)	1,882	24,300
Non-PEO NEO | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (87,400)	$ (113,666)	$ (111,725)	$ (46,098)	$ (48,516)